Shareholder Report, Line Graph (Details) 194167_Roundhill HOOD WeeklyPay ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jun. 17, 2025	Dec. 31, 2025
Roundhill HOOD WeeklyPay ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill HOOD WeeklyPay ETF NAV
Accumulated Value	$ 10,000	$ 15,364
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,000	$ 11,482